Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 85,529	$ 5,843,323	$ 78,856
Accounts receivables, net of allowance for doubtful accounts of $0 and $0, respectively	225,484	895,713	322,499
Holdback receivables, net of allowance for doubtful accounts	2,350,060	1,043,991	162,226
Inventories, net	2,391,451	3,855,946	1,875,146
Total current assets	5,055,038	11,638,973	2,438,727
Non-Current Assets:
Operating lease right-of-use asset, net		91,032	224,202
Equipment, net	30,526	32,256
Other assets	57,182	78,965	10,985
Total non-current assets	87,708	202,253	235,187
Total assets	5,142,746	11,841,226	2,673,914
Current Liabilities:
Accounts payable and accrued expenses	7,836,967	2,419,051	215,176
Current portion of operating lease liabilities		92,195	132,200
Royalty payable	1,512,552	1,114,403
Refunds payable	34,673	213,930	207,599
Chargebacks payable	381,640	118,288	100,350
Income tax payable	17,056	17,056	22,906
Convertible note payables	9,675,000	9,175,000
Current portion of loan payables to shareholder	5,950,845	4,462,028	28,802
Total current liabilities	25,523,733	18,893,962	707,033
Operating lease liabilities, less current portion			92,195
Loan payables to shareholder, less current portion			21,198
Total liabilities	25,523,733	18,893,962	820,426
Commitments and contingencies
Stockholders’ Equity
Preferred Stock - $0.0001 par value; 30,000,000 authorized shares; 500,000 shares issued and outstanding and at December 31, 2022 and December 31, 2021	50	50	50
Common Stock- $0.0001 par value; 300,000,000 authorized shares; 3,929,834 shares issued and outstanding and 3,496,150 shares issued and outstanding and 397,000 shares issuable at December 31, 2022 and December 31, 2021, respectively	399	394	390
Additional paid-in-capital	3,107,177	2,966,162	1,848,384
Retained earnings	(23,488,613)	(10,019,342)	4,664
Total stockholders’ equity	(20,380,987)	(7,052,736)	1,853,488
Total liabilities and stockholders’ equity	5,142,746	11,841,226	2,673,914
Related Party [Member]
Current Assets:
Due from related party	2,514
Current Liabilities:
Note payables to related parties	80,000	1,247,011
Nonrelated Party [Member]
Current Liabilities:
Note payables to related parties	$ 35,000	$ 35,000